Provisions - Summary of Other Provisions (Parenthetical) (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Jan. 01, 2023 KRW (₩)	[1]
Disclosure of other provisions [line items]
Other provisions	₩ 927,632	$ 627,686	₩ 1,444,418	[1]	₩ 933,701
Livelihood Finance Support Program [Member]
Disclosure of other provisions [line items]
Other provisions	17,064		333,290
Voluntary Compensation For The Performance [Member]
Disclosure of other provisions [line items]
Other provisions	55,182
Completion Guarantee Management Type Land Trust Business Agreement [Member]
Disclosure of other provisions [line items]
Other provisions	₩ 33,776		₩ 59,823

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.